Exhibit 99.03

Exception Grades
Run Date - 8/19/2025 12:59:24 PM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	OBX2025J2017	33926190			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Creditor did not provide FACTA Credit Score Disclosure.				Reviewer Comment (2025-05-29): Received FACTA disclosure exception cleared. Buyer Comment (2025-05-28): FACTA disclosure	05/29/2025			1	B	A	B	A	B	A	B	A	B	A		GA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2017	33926191			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at leastXXXX business days prior to closing.	Earlier receipt of Closing Disclosure was not provided. Initial CD missing.				Reviewer Comment (2025-05-29): XXXX received XXXX CD XXXX business days prior to consummation. Buyer Comment (2025-05-28): Initial CD	05/29/2025			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2017	33926192	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX . Insufficient or no cure was provided to the borrower.	Transfer Tax Fee was disclosed as $XXXX on Initial LE and $XXXX on Final CD. Evidence of cure not provided in file nor is a COC present.	Reviewer Comment (2025-06-02): XXXX
  received a valid COC.

Buyer Comment (2025-05-30): COC

Reviewer Comment (2025-05-29): XXXX
  Transfer tax increased to $XXXX
 from $XXXX
 on final LE dated XXXX
  without valid COC.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check

Buyer Comment (2025-05-28): Per lender: " Please look at the Final LE dated XXXX
 , the transfer taxes are showing $XXXX
 and not $XXXX
 . The Transfer taxes did not increase it decreased on the Final CD. The Final LE dated XXXX show the transfer taxes to be $XXXX
 and the Final CD dated XXXX
  shows the transfer taxes to be $XXXX
 .
																		06/02/2025			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2018	33827331			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The loan file does not contain evidence the Borrower received a copy of the appraisal three business days prior to closing.				Reviewer Comment (2025-05-22): Client elects to waive			05/22/2025	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2018	33827332			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Missing VOR for current residence.				Reviewer Comment (2025-05-28): After further review, exception has been cleared. Seller Comment (2025-05-28): Comment fromXXXX (XXXX): Rebuttal Reviewer Comment (2025-05-22): Lease agreement received, need VOR or cancelled checks verifying XXXX months clean housing history. Seller Comment (2025-05-22): Comment from XXXX (XXXX): Lease Agreement showing monthly due.	05/28/2025			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2040	34146431			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		AUS - DU reflects incorrect HTI & DTI ratios due to incorrect tax amount being considered for subject property, AUS shows tax amount asXXXX monthly vs actual tax amount XXXX monthly. Required corrected AUS reflecting HTI as XXXXand XXXXas XXXX				Reviewer Comment (2025-06-30): The AUS DTI is within the XXXX% tolerance. Cleared. Buyer Comment (2025-06-26): per lender: Our property tax calculation is for qualification purposes and based on the value and tax rates. Can you confirm that this must be updated, even though the actual tax only reflects land value only?	06/30/2025			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Refinance - Rate/Term		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2040	34146432			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		1008 reflects incorrect HTI & XXXXratios due to incorrect tax amount being considered for subject property, 1008 shows tax amount as XXXX monthly vs actual tax amount XXXX monthly. Required corrected 1008 reflecting HTI as XXXX and XXXXas XXXX				Reviewer Comment (2025-06-30): The AUS DTI is within the XXXX% tolerance. Cleared. Buyer Comment (2025-06-26): per lender: Our property tax calculation is for qualification purposes and based on the value and tax rates. Can you confirm that this must be updated, even though the actual tax only reflects land value only?	06/30/2025			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Refinance - Rate/Term		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2040	34146433			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2025-07-01): Received UCDP CU scoreXXXX CDA not require. Exception cleared Buyer Comment (2025-06-30): UCDP Reviewer Comment (2025-06-27): No XXXX UCDP with CU Score Provided in the file. Exception Remains Buyer Comment (2025-06-26): Per lender: Can you also verify if a XXXX is required? Per the Express guidelines, a XXXXis only required if the risk score is greater than XXXX Per the XXXXon this file, the score is XXXX	07/01/2025			1	D	A	D	A	D	A	D	A	D	A		WI	Primary	Refinance - Rate/Term		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2047	33827326			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.					Reviewer Comment (2025-05-22): Client elects to waive			05/22/2025	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2068	34146436	Credit	TRID	General	TRID	Escrow holdbacks are present.	Final CD page 2 section H reflects Escrow Holdback-impound; however, as per guidelines Escrow Holdbacks are not allowed. Client to review for acceptance as escrow holdback pertains to "impound". Impounds prohibition is under XXXX Appraisal Requirements. Due to ambiguity, item may be cleared with client direction and request.	Reviewer Comment (2025-07-03): Received Updated PCCD with Change in fees to Utility. Exception Cleared

Buyer Comment (2025-07-02): PCCD

Reviewer Comment (2025-07-01): Final CD noted Escrow holdback which does not allows per guideline. Loan tested with CD. Require PCCD with change in Fees name per Closing statement. Exception Remains

Buyer Comment (2025-06-30): per lender -Final Sellers Stmt - In a XXXX real estate transaction, a water/sewer escrow is an amount of money held in trust, usually by the title company, to cover the seller's outstanding water and sewer bill at the time of closing. This ensures that the buyer doesn't inherit any unpaid utility bills and that the seller is responsible for their usage up to the closing date
																		07/03/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2079	33827361			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Ineligible property - agricultural properties, such as farms or ranches are ineligible. The property has a barn, workshop and enclosures for livestock.				Reviewer Comment (2025-06-09): Clearing after rereview not showing farming or is ag producing. Buyer Comment (2025-06-09): Comment from XXXX API (XXXX): Cleared - Clearing based on re-review. Buyer Comment (2025-06-09): Comment from XXXX (XXXX): Cleared - Clearing based on re-review not finding any farming or is ag producing. Reviewer Comment (2025-06-09): Clearing based on re-review.	06/09/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2092	33926193			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application DateXXXX , Most Recent Tax Return End Date XXXX , Tax Return Due Date XXXX .	This is an EV2 informational exception and may be waived.				Buyer Comment (2025-05-22): Business tax return extension in file for XXXX			05/22/2025	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2092	33926196	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided	Business assets used must be accompanied by a XXXXletter confirming that the withdrawal of the funds from the business will not harm the financial strength of the business 'XXXX ' Acc ending # XXXX .	Reviewer Comment (2025-06-04): Received updated 1008 without business asset used for qualification. Exception Cleared

Buyer Comment (2025-06-02): AUS

Reviewer Comment (2025-05-28): Provide updated 1003 without business fund being used for qualification as per 1003/AUS lender used business funds for qualification. Exception Remains

Buyer Comment (2025-05-23): Per Lender:   This really has no impact to the loan. The borrower has verified over $XXXX million in assets. #XXXX
 has $XXXX
 and #XXXX
 has $XXXX
 . If we back these out the borrower has sufficient assets for cash to close and reserves. The borrower's balance sheet for XXXX shows only assets and retained earnings, indicating a > XXXX quick ratio and very liquid business.
																		06/04/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2092	33926197	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	XXXXconfirming no insurance present for property at XXXX	Reviewer Comment (2025-06-17): Received HOI policy for the REO property XXXX Exception cleared.

Buyer Comment (2025-06-13): HOI

Reviewer Comment (2025-06-04): Received HOI for subject property whereas Exception is for REO property XXXX

Buyer Comment (2025-06-02): HOI

Reviewer Comment (2025-05-28): Free and clear Property does not confirm No insurance on the property. its up to borrower to take insurance or not. Borrower  XXXXRequire confirming no insurance on the property. Exception Remains

Buyer Comment (2025-05-23): Per Lender:  this is optional on a free and clear property. There is no requirement to carry insurance or verify if the borrower carries a policy.
																		06/17/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2092	33926198			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank XXXX): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates or a waiver				Reviewer Comment (2025-05-27): Original Appraisal received. Exception Cleared Buyer Comment (2025-05-23): Appraisal	05/27/2025			1	B	A	B	A	B	A	B	A	B	A		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2112	33926207			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor XXXX does not match Due Diligence Loan Designation of XXXX Risk.	Loan designation failure due to XXXXfailure. This exception will be cleared once all XXXXspecific exceptions have been cured/cleared.				Reviewer Comment (2025-06-03): All Open QM/ATR Exception has been cured/Cleared	06/03/2025			1	B	A	C	A	B	A	C	A	B	A		WI	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2112	33926203			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Missing Verification of Employment for Borrower XXXXemployment XXXX, require VOE within XXXXbusiness days of the XXXX.				Reviewer Comment (2025-06-03): Received VVOE for Borrower XXXX Exception cleared Buyer Comment (2025-05-30): VOE- XXXX Buyer Comment (2025-05-30): VOE XXXX	06/03/2025			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2112	33926209			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Missing credit report ID XXXXdated XXXX per DU.				Reviewer Comment (2025-05-29): Credit report received and uploaded accordingly. Exception Cleared Buyer Comment (2025-05-28): credit report	05/29/2025			1		A		A		A		A		A		WI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2112	33926208			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General XXXX: Based on the loan failing one or more guideline components, the loan is at XXXXrisk.	Loan designation failure due to Insufficient Income & Asset documentation. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2025-06-03): All Open QM/ATR Exception has been cured/Cleared	06/03/2025			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2112	33926205			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing insufficient.				Reviewer Comment (2025-05-29): Received XXXXagreement and XXXXthat reflects the amount was paid to the Title company. Exception cleared. Buyer Comment (2025-05-28): CD and XXXXNote	05/29/2025			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2112	33926202			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Final XXXXapplication reflects proceeds from secured loan in the amount $ XXXXhowever, source documents missing for the same. Require secured loan evidence or additional assets to meet closing & reserves requirement.				Reviewer Comment (2025-05-29): CD and XXXXnote received that confirms the amount was paid to the title company. Exception Cleared. Buyer Comment (2025-05-28): CD and XXXXNote	05/29/2025			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2114	33926242			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX . Insufficient or no cure was provided to the borrower.	Documentation Preparation Fee was last disclosed as XXXX on LE but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2025-06-23): XXXX received Letter of Explanation, Payment History and Corrected CD. Buyer Comment (2025-06-20): LOE, PCCD and pay history Reviewer Comment (2025-06-20): XXXX received rebuttal and OOC dated XXXX , however there is no POA document or trust document available in file. Please provide additional sufficient information with supporting document or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (2025-06-19): COC in file XXXX . Please re-review.		06/23/2025		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2114	33926243			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX . Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2025-06-23): Sufficient Cure Provided within XXXX Days of Closing		06/23/2025		1		A		A		A		A		A		TX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2120	34146440			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-24): Sufficient Cure Provided At Closing		06/24/2025		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2120	34146442			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Require Tax Certificate for subject property with Annual Tax as XXXX as the current Tax certificate for subject property reflects lower annual taxes as XXXX. Provide lender /closing agent calculations for the amount used on this purchase transaction.				Reviewer Comment (2025-06-30): Received Tax calculation worksheet. Lender estimate tax using sales price. Exception Cleared Buyer Comment (2025-06-30): Please see attached from county website	06/30/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2120	34146444			Credit	Credit	Credit Documentation	Credit	Credit Report Error: Liability Type was not provided		On Final 1003 - Under section 2d Other Liabilities and Expenses There is a Other - Specify neg. rental Income given for XXXX. Provide documentation explaining this amount.				Reviewer Comment (2025-07-02): Received Lender LOX confirm it negative net rental income of REO Properties which included in DTI. Variance is less than XXXX. Exception Cleared Buyer Comment (2025-07-01): see LOX	07/02/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2130	33926210			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		No title provided.				Reviewer Comment (2025-06-23): Received Title preliminary report. Escrow instruction Provided with coverage amount covering the loan amount. Exception Cleared Buyer Comment (2025-06-23): Title commitment	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2130	33926211			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	XXXX Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three ( XXXX) business days prior to closing.	Earlier receipt of Closing Disclosure dated XXXX was not provided				Reviewer Comment (2025-06-23): XXXX received CD dated XXXX	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2130	33926213			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.	Missing a valid Change of Circumstance for the increase in XXXXpoints. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-06-23): XXXXreceived CD and XXXX. Buyer Comment (2025-06-20): LOE	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2133	34096954			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.				Reviewer Comment (2025-06-16): Accepted as is.			06/16/2025	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2133	34096957			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.				Reviewer Comment (2025-07-09): Received, Clearing. Seller Comment (2025-07-09): Comment from XXXX : Fees	07/09/2025			1		A		A		A		A		A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2133	34096958			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX is in excess of the allowable maximum of XXXX of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXX vs. an allowable total of $XXXX (an overage of XXXX ).					Reviewer Comment (2025-07-09): Received, Clearing. Seller Comment (2025-07-09): Comment from XXXX : fees	07/09/2025			1		A		A		A		A		A		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2157	34096960			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.					Reviewer Comment (2025-06-25): Accepted as is.			06/25/2025	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2157	34096962			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide signed and dated letter from XXXX indicating the date the distribution will begin.				Reviewer Comment (2025-06-26): Received, Clearing. Seller Comment (2025-06-26): Comment from XXXX : LETTER REGARDING XXXX	06/26/2025			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2162	34146445			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Required HOI policy for REO property XXXX.				Reviewer Comment (2025-07-10): Received Hazard insurance policy for REO property XXXX . Exception Cleared Buyer Comment (2025-07-08): Screen print with HOI	07/10/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2163	34096982			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX . Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-07-02): Sufficient Cure Provided At Closing		07/02/2025		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2163	34096983			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule XXXX: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Receipt of Appraisal is missing.				Reviewer Comment (2025-07-03): Accepted as is.			07/03/2025	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2165	33827345			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2025-06-02): Accepted as is.			06/02/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2169	34146425			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Need additional asset documentation to complete XXXXmonths of reserves.				Reviewer Comment (2025-07-03): After further review. Sufficient asset available in the file to meet cash to close and reserve requirement. Exception Cleared Buyer Comment (2025-07-02): Asset calculation	07/03/2025			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2169	34146427			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage XXXX Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to not having XXXXmonths of reserves. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2025-07-03): After further review. Sufficient asset available in the file to meet cash to close and reserve requirement. Exception Cleared	07/03/2025			1	B	A	C	A	B	A	C	A	B	A		VA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2169	34146428			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Loan designation failure due to not having XXXXmonths of reserves. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2025-07-03): After further review. Sufficient asset available in the file to meet cash to close and reserve requirement. Exception Cleared	07/03/2025			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2169	34146429			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	XXXX and XXXX XXXXincome was used to quaify, missing XXXX / W2 transcripts.				Reviewer Comment (2025-07-30): Received XXXX and 2022 W-2 Transcript exception cleared Buyer Comment (2025-07-28): legible transcripts Reviewer Comment (2025-07-24): Received XXXX andXXXX Transcript, however ForXXXXTranscript figures and numbers are not readable. Require updated XXXXTranscript. Exception Remains Buyer Comment (2025-07-22): Transcripts & LOX for delay Reviewer Comment (2025-06-26): Received W-2, however Require XXXX 1040 or W-2 Transcripts. Exception Remains Buyer Comment (2025-06-25): W-2's	07/30/2025			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2170	34096985			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:XXXX Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.	Loan Discount Points increased from XXXX to XXXX , without a valid changed circumstance document in file. No cure provided.				Reviewer Comment (2025-07-17): XXXX received COC dated XXXX Seller Comment (2025-07-16): Comment from XXXX : COC with CD	07/17/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2170	34096986			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure dated XXXXwas signed and dated by Borrowers on XXXX				Reviewer Comment (2025-07-17): XXXX received initial CD dated XXXX Seller Comment (2025-07-16): Comment from XXXX : Initial Cd within XXXX days of closing	07/17/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2170	34096988			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (XXXX Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal received on XXXX				Reviewer Comment (2025-07-11): Accepted as is.			07/11/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2184	34096970			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-07-01): Accepted as is.			07/01/2025	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2205	34146476			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	Borrower: XXXX Sole Proprietor Income has been qualified by XXXXYear Average income (XXXX). Tax Transcripts (1040) for year XXXX are required.				Reviewer Comment (2025-07-24): Received 2024 Transcript for 2024 Year average income used for qualification. Exception Cleared Buyer Comment (2025-07-23): transcripts	07/24/2025			1	C	A	C	A	C	A	C	A	C	A		AL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2205	34146479			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to insufficient Income documents. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2025-07-24): 2024 Transcript Received. Exception Cleared Buyer Comment (2025-07-23): see transcripts	07/24/2025			1	B	A	C	A	B	A	C	A	B	A		AL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2205	34146480			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Missing a Third Party Verification of Employment. Per selling guide verifying a phone listing from internet provided. but missing. 1. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. 2 Phone listing 3. and address for the borrower's business				Reviewer Comment (2025-07-21): Received post close Third party verification, however post close verification acceptable per guideline. Exception Cleared Buyer Comment (2025-07-18): see VOE	07/21/2025			1	C	A	C	A	C	A	C	A	C	A		AL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2205	34146481			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule C	General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	Missing a Third Party Verification of Employment. Per selling guide verifying a phone listing from internet provided. but missing. 1. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. 2 Phone listing 3. and address for the borrower's business				Reviewer Comment (2025-07-24): 2024 Transcript Received. Exception Cleared Buyer Comment (2025-07-23): see 1040's transcripts Reviewer Comment (2025-07-21): Received Third party verification however still missing Signed 2024 1040 or 2024 1040 Transcript. Exception Remains Buyer Comment (2025-07-18): VOE	07/24/2025			1	C	A	C	A	C	A	C	A	C	A		AL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2215	34146451			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2025-07-09): Received Original appraisal and updated appraisal delivery. Exception Cleared Buyer Comment (2025-07-08): Original appraisal Buyer Comment (2025-07-08): Delivery for revised report Reviewer Comment (2025-07-08): Received appraisal Delivery confirm Delivery date of XXXX which is prior to Report dated of XXXX . Require original appraisal report. Exception Remains Buyer Comment (2025-07-07): Disclosure tracking snapshot showing Appraisal delivery	07/09/2025			1	B	A	B	A	B	A	B	A	B	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2215	34146452			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least XXXX business days prior to closing.	Closing Disclosure dated XXXX was signed XXXX at closing. Missing evidence of earlier receipt.				Reviewer Comment (2025-07-09): XXXX received initial CD. Buyer Comment (2025-07-07): Initial CD	07/09/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2215	34146454			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Require signed Initial 1003 document for both Borrower and Co-Borrower as provided initial 1003 document is not signed.				Reviewer Comment (2025-07-08): Received initial 1003 . Exception Cleared Buyer Comment (2025-07-07): 1003	07/08/2025			1	B	A	B	A	B	A	B	A	B	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2215	34146455	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.	XXXX tolerance was exceeded due to increase of Recording Fee by XXXX. No valid COC provided, XXXX evidence of cure in file.	Reviewer Comment (2025-07-09): XXXX received supporting document for the fee increased.

Buyer Comment (2025-07-08): LOE

Buyer Comment (2025-07-08): Per Lender fee increased due to need to record POA discovered.  Please see signed LOE along with email chain from closing attorney to confirm timing, costs, etc

Reviewer Comment (2025-07-03): Please provide additional detail/clarification how the loan amount impacted the number of documents that are required to be recorded that would support increase in recording fees from what was previously disclosed.

Buyer Comment (2025-07-03): A change in loan amount can in fact validate a reason for the recording fees to increase as recording fees are typically based on the number of pages being recorded. Please re-evaluate.

Reviewer Comment (2025-07-03): XXXX  re-reviewed the changed circumstance forXXXX  change date.  However, the information provided on the COC did not clarify or document why the recording fees increased from XXXX .  Reasons are change in loan amount and updated fees per updated CD from title company.  Recording fees would not be affected by a change in loan amount .  An updated CD from title company does not give a valid reason and when lender had knowledge of the change event.  Please provide additional information and documentation to support a valid reason for increasing the recording fees.  XXXX  tests according to TRID GRID 4.0 which clarifies how a COC should be documented to be valid for a fee increase:  To comply with the COC requirements and rebaseline fee amounts, TPRs will look to the COC documentation in file to include the components enumerated within the regulations as set forth in the preceding paragraph. The COC documentation, at a minimum, should include: 1) The original estimate of the cost (can be documented through fee amounts disclosed on the initial LE); 2) specific reason for the revision and how it impacted the specific fee(s) that increased; 3) the revised amount (can be documented through fee amounts disclosed on the revised LE/CD but increase must correspond with actual change resulting from documented COC and only fees related to the specific COC are considered for rebaseline); and 4) the date of the changed circumstance (i.e. the date the creditor received information sufficient to establish that one of the reasons for revision provided under § 1026.19(e)(3)(iv)(A) through (F) has occurred) The COC information can be contained on multiple documents (COC doc, screenshot of notes on an LOS or 1008, rate lock agreement, communication logs, etc.) but ideally centralized in the file for an efficient review. Documentation of borrower requested changes should include the date of the borrower's change request and be documented in writing through copy of borrower emails, communication logs, screenshot of LO notes in LOS, etc.

Buyer Comment (2025-07-03): Please cancel. There is a COC for the rate lock and  loan amount change that impacted settlement fees (title and recording) XXXX  where the recording fees was disclosed at XXXX  revised LE)  The final fees are lower than the updated fees.
																		07/09/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2215	34146456			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		As per Final 1003 Both Borrowers XXXX stay rent free at XXXX however require rent free letter/document confirming Borrowers stay rent free.				Reviewer Comment (2025-07-11): Received LOX from Borrower confirmed Housing expenses covered by the government. Exception Cleared Buyer Comment (2025-07-10): Rent free letter	07/11/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2247	33926220			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $ XXXXis over disclosed by $ XXXXcompared to the calculated Amount Financed of $ XXXXand the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XXXX.	Final Closing Disclosure provided on XXXXdisclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $ XXXXis over disclosed by $ XXXX(Section H Mobility Closing Fee) compared to the calculated Amount Financed of $ XXXXand the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate				Reviewer Comment (2025-06-11): XXXXreceived statement of fee purpose. Buyer Comment (2025-06-10): XXXXhas been appointed by XXXX(the relocation Company) to assist with their destination move. An invoice $ XXXXfrom XXXX is sent to XXXXto be charged to the buyer on the settlement statement/CD for their destination assistance. XXXX is a XXXXparty entity that the client uses to assist with choosing title providers. It's not an APR fee.	06/11/2025			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	OBX2025J2247	33926221			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page XXXXthat does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $ XXXXis under disclosed by $ XXXXcompared to the calculated Finance Charge of $ XXXXwhich exceeds the $ XXXXthreshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX.	Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page XXXXthat does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $ XXXXis under disclosed by $- XXXX(Section H Mobility Closing Fee) compared to the calculated Finance Charge of $vwhich exceeds the $ XXXXthreshold				Reviewer Comment (2025-06-11): XXXX received statement of fee purpose. Buyer Comment (2025-06-10): XXXX has been appointed by XXXX (the relocation Company) to assist with their destination move. An invoice XXXX from XXXX is sent to XXXX to be charged to the buyer on the settlement statement/CD for their destination assistance. FRS is a 3rd party entity that the client uses to assist with choosing title providers. It's not an APR fee.	06/11/2025			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No